Net sales	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Disclosure of disaggregation of revenue from contracts with customers [text block]
27 NET SALES

	06/30/2024	06/30/2023
Gross sales	25,593,875	24,552,121
Sales deductions
Returns and cancellations	(116,134)	(65,560)
Discounts and rebates	(3,409,573)	(3,019,895)
	22,068,168	21,466,666
Taxes on sales	(1,115,430)	(1,030,649)
Net sales	20,952,738	20,436,017